SEMI - ANNUAL REPORT
MARCH 28, 2002

********************************************************************************

PORTFOLIO OF INVESTMENTS
The Elite Growth and Income Fund
March 31, 2002
(Unaudited)

                                                                    Market Value
 Shares                                                                  Note 2A
-----------                                            -------------------------
            Common Stock 92.9%

            Capital Goods 4.7%
            -----------------------------
  48,000    General Electric                                           1,797,600
  38,600    Goodrich Corp.                                             1,221,304
                                                       -------------------------
            Total Capital Goods                                        3,018,904
                                                       -------------------------

            Consumer Goods 13.4%
            -----------------------------
  10,000    BJ's Wholesale Club*                                         447,000
 100,000    Fleming Companies                                          2,240,000
  77,500    Host Marriott Corp.*                                         926,125
  30,000    Intl. Game Technologies*                                   1,869,600
  60,000    Starbucks*                                                 1,387,800
  40,000    Univision*                                                 1,680,000
                                                       -------------------------
            Total Consumer Goods                                       8,550,525
                                                       -------------------------

            Energy 20.6%
            -----------------------------
 196,000    Calpine Corp.*                                             2,489,200
 173,100    Hanover Compressor Co.*                                    3,114,069
 240,000    Mirant Corp.*                                              3,468,000
 100,000    Universal Compression Holdings*                            2,640,000
  60,000    Williams Companies                                         1,413,600
                                                       -------------------------
            Total Energy                                              13,124,869
                                                       -------------------------

            Financial Intermediaries 18.1%
            -----------------------------
   20,000   American Intl. Group                                       1,442,800
   30,000   Citigroup                                                  1,485,600
   40,000   Freddie Mac                                                2,534,800
   32,000   Fannie Mae                                                 2,556,160
   30,000   Household International                                    1,704,000
   40,000   Metris Companies                                             800,000
   30,000   Washington Mutual                                            993,900
                                                       -------------------------
            Total Financial Intermediaries                            11,517,260
                                                       -------------------------

            Health Care 21.7%
            -----------------------------
   20,000   Amerisource Bergen Corp*                                   1,366,000
   40,000   Cardinal Health                                            2,835,600
  160,000   Elan PLC/ADR*                                              2,225,600
   40,000   Glaxosmithkline PLC/ADR                                    1,880,000
   10,000   Johnson & Johnson                                            649,500
   40,000   Pfizer Inc.                                                1,589,600
   30,000   Schering Plough                                              939,000
   36,000   Vaxgen*                                                      411,120
   30,000   Wyeth                                                      1,969,500
                                                       -------------------------
            Total Health Care                                         13,865,920
                                                       -------------------------

            Technology & Telecommunications 14.4%
            -----------------------------
  160,000   Charter Communication*                                     1,806,400
   60,000   Hewlett Packard                                            1,076,400
   10,000   I.B.M.                                                     1,040,000
   24,000   Microsoft Corp*                                            1,447,440
  240,000   Sprint PCS*                                                2,469,600
   50,000   Verisign*                                                  1,350,000
                                                       -------------------------
            Total Technology & Telecommunications                      9,189,840
                                                       -------------------------

            Total Value of Common Stock (Cost $45,873,843)            59,267,318
                                                       -------------------------

            Options - Covered Calls -2.3%
            -----------------------------
  -80,000   Elan PLC/ADR $15.00, 04/19/02                               (22,000)
  -10,000   I.B.M. $110.00, 07/18/02                                    (40,500)
  -20,000   Intl. Game Technologies $65.00, 09/20/02                    (90,000)
  -80,000   Hanover Compressor $20.00, 09/20/02                        (166,000)
  -40,000   Metris Companies $22.50, 07/18/02                           (88,000)
  -60,000   Starbucks $22.50, 01/17/03                                 (219,000)
  -60,000   Sprint PCS $12.50, 08/17/02                                 (48,000)
  -40,000   Univision $40.00, 06/21/02                                 (184,000)
  -50,000   Verisign $30.00, 01/17/03                                  (282,500)
  -60,000   Williams Companies $22.50, 07/18/02                        (159,000)
  -30,000   Wyeth $60.00, 07/18/02                                     (202,500)
                                                            --------------------
               Total Value of Covered Calls (Cost ($1,562,286))      (1,501,500)

            Convertible Preferred Securities 5.5%
            -----------------------------
  160,000   Glenborough Realty $1.93 Preferred                         3,528,000
                                                                    ------------
               Total Value of Conv. Pref. Securities (Cost $2,388,497) 3,528,000
                                                       -------------------------

            Total Investments
            (cost $46,700,054**)           96.1%                      61,293,818

            Cash and receivables
            in excess of liabilities        3.9%                       2,506,961
                               -------------------------------------------------
            Net Assets                    100.0%                   $  63,800,779
                               -------------------------------------------------
At March 31, 2002, unrealized appreciation of securities for Federal Income Tax purposes is as follows:
            Unrealized appreciation                             $     18,996,511
            Unrealized depreciation                                  (4,402,747)
                                                       -------------------------
            Net unrealized appreciation                         $     14,593,764
                                                       -------------------------
*Non-income producing
** Cost for Federal Income Tax purposes is the same

See Notes to Financial Statements

********************************************************************************

PORTFOLIO OF INVESTMENTS
The Elite Income Fund
March 31, 2002
(Unaudited)

            Bonds 94.8%                                             Market Value
Par Value                                     Maturity    Coupon         Note 2A
----------                                   ---------- ----------  ------------
            U.S. Government Notes, Bonds & Agencies 42.1%
           ----------------------------------------------
$2,550,000  U.S. Treasury Note                11/15/02    11.625%    $ 2,695,031
   450,000  U.S. Treasury Note                02/15/03     6.250%        463,940
   500,000  Freddie Mac                       09/15/03     3.500%        500,361
   100,000  Freddie Mac                       01/30/04     3.000%         98,428
   500,000  Fannie Mae                        01/25/08     6.750%        515,916
 1,460,000  U.S. Treasury Bond                08/15/13    12.000%      1,981,038
 2,000,000  U.S. Treasury Bond                05/15/16     7.250%      2,247,810
                                                                 ---------------
Total U.S. Government Notes, Bonds & Agencies                          8,502,524
                                                                 ---------------

            Electric & Gas Utilities 17.2%
           -------------------------------
 1,485,000  Niagara Mohawk Power               09/01/02    5.875%      1,499,102
   150,000  Detriot Edison                     01/15/03    7.400%        154,546
   640,000  Florida Power & Light              02/01/03    6.625%        642,029
   240,000  Scottish Power PLC                 07/15/04    6.750%        249,154
   955,000  PG&E Gas Transmission NW Co.       06/01/05    7.100%        933,388
                                                                 ---------------
Total Electric & Gas Utilities                                         3,478,219
                                                                 ---------------

            Electric Utilities 20.3%
           -------------------------
   335,000  Idaho Power                        10/01/02    6.850%        341,204
   895,000  Ohio Power                         04/01/03    6.750%        919,961
    55,000  American Electric Power            05/01/03    6.650%         55,145
   430,000  Illinios Power                     09/15/03    6.000%        424,218
   500,000  Hawaiian Electric                  12/05/05    6.660%        482,268
   885,000  Appalachian Power                  03/01/06    6.800%        900,977
 1,000,000  Kentucky Power                     11/10/08    6.450%        963,352
                                                                 ---------------
Total Electric Utilities                                               4,087,125
                                                                 ---------------

            Financial / Corporate Bonds 15.2%
           ----------------------------------
   300,000  Safeway Inc.                       09/15/02    7.000%        305,536
   900,000  Heller Financial                   10/06/02    6.440%        916,781
   145,000  GMAC                               09/29/03    7.050%        149,120
   105,000  GMAC                               02/24/04    8.250%        110,318
   950,000  Ford Motor Credit                  05/15/05    6.750%        945,374
   700,000  GMAC                               01/14/09    5.850%        648,978
                                                                 ---------------
Total Financial / Corporate Bonds                                      3,076,107
                                                                 ---------------

            Total Value of Bonds (Cost $19,029,534)                   19,143,975
                                                                 ---------------
Shares
--------
            Convertible Preferred Stock 1.7%

            Glenborough Reality $1.93 Series A.
   15,400   Convertible Preferred                                        339,570
                                                                 ---------------
              Total Convertible Preferred Stock (Cost $241,262)          339,570
                                                                 ---------------

            Total Investments (Cost $19,270,796**)         96.5%      19,483,545
            Cash and receivables in excess of liabilities   3.5%         703,016
                                                    ------------- --------------

            NET ASSETS                                    100.0%     $20,186,561
                                                    ------------- --------------

At March 31, 2002, unrealized appreciation of securities for Federal Income Tax purposes is as follows:
                  Unrealized appreciation                         $     460,529
                  Unrealized depreciation                              (247,780)
                                                                ----------------
                  Net unrealized appreciation                     $     212,749
                                                                ----------------
** Cost for Federal Income Tax purposes is the same

See Notes to Financial Statements

********************************************************************************

PORTFOLIO OF INVESTMENTS
The Elite New Opportunity Fund
March 31, 2002
(Unaudited)

                                                                    Market Value
Shares                                                                   Note 2A
--------                                               -------------------------
             Common Stock 96.8%

             Biotechnology & Health Care 22.0%
            ----------------------------------
    8,000    Antigenics*                                          $      111,920
    4,000    PE Corp. Celera Genomics*                                    82,200
    4,000    Biovail Corp.*                                              199,920
   10,000    Caremark Rx*                                                195,000
    6,000    Elan Corp. PLC/ADR*                                          83,460
    8,000    Vaxgen*                                                      91,360
                                                       -------------------------
                    Total Biotechnology & Health Care                    763,860
                                                       -------------------------

             Capital Goods 5.6%
            -------------------
    6,000    Tyco International                                          193,920
                                                       -------------------------
                    Total Capital Goods                                  193,920
                                                       -------------------------

             Consumer Goods 7.9%
            --------------------
    6,000    Fleming                                                     134,400
    4,000    Jones Apparel Group*                                        139,800
                                                       -------------------------
                    Total Consumer Goods                                 274,200
                                                       -------------------------

             Energy 25.4%
            -------------
   20,000    Calpine*                                                    254,000
   10,000    Hanover Compressor*                                         179,900
   20,000    Mirant Corp.*                                               289,000
    6,000    Universal Compression *                                     158,400
                                                       -------------------------
                    Total Energy                                         881,300
                                                       -------------------------

             Financial Intermediaries 13.7%
            -------------------------------
    5,000    Freddie Mac                                                 316,850
    8,000    Metris Companies                                            160,000
                                                       -------------------------
                    Total Financial Intermediaries                       476,850
                                                       -------------------------

             Technology & Telecommunication 22.2%
            -------------------------------------
   10,000    Cable & Wireless PLC                                     $   98,400
    6,000    Comcast Corp. Cl. A*                                        190,800
   25,000    Nextel*                                                     134,500
   18,000    Sprint PCS*                                                 185,220
    6,000    Verisign*                                                   162,000
                                                       -------------------------
                    Total Technology & Telecommunications                770,920
                                                       -------------------------

             Total Value of Common Stock (Cost $3,627,733)             3,361,050
                                                       -------------------------

             Short Positions -9.5%
            ----------------------
   -1,500    Amgen*                                                     (89,520)
   -3,000    Navistar International*                                   (132,900)
   -3,000    Tiffany & Co.                                             (106,650)
                                                       -------------------------
                    Total Short Positions (Cost ($305,945))            (329,070)
                                                       -------------------------

   Total Investments (cost $3,321,788**)                 87.3%         3,031,980
                                      ------------------------------------------

   Cash and receivables in excess of liabilities         12.7%           439,332
                                      ------------------------------------------

   Net Assets                                           100.0%         3,471,312
                                      ------------------------------------------

At March 31, 2002, unrealized depreciation of securities for Federal Income Tax purposes is as follows:

             Unrealized appreciation                             $       215,019
             Unrealized depreciation                                   (504,827)
                                                       -------------------------
             Net unrealized depreciation                         $     (289,808)
                                                       -------------------------
* Non-income producing
** Cost for Federal Income Tax purposes is the same

See Notes to Financial Statements

********************************************************************************

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2002
(Unaudited)

                                  The Elite Growth   The Elite    The Elite New
                                  and Income Fund   Income Fund  Opportunity Fund
                                 ------------------------------------------------
Assets:
-------
Investments in securities at
  value (Cost $46,700,054,
  $19,270,796 and $3,627,733,
  respectively) (Note 2A, 3)      $  61,293,818    $  19,483,545    $  3,361,050
Cash and equivalents                  3,774,981          397,742         189,400
Deposit with brokers for
  securities sold short                       -                -         305,945
Receivables:
     Interest                                 -          398,846               -
     Dividends                          123,136            7,459              76
     Securities sold                    451,991          187,433         211,599
Other assets                              1,506              453             153
                             ---------------------------------------------------
Total Assets                         65,645,432       20,475,478       4,068,223
                             ---------------------------------------------------

Liabilities:
------------
Securities sold short
  (Proceeds $305,945)                         -                -         329,070
Payables:
     Investment manager fees             48,235           11,088           2,546
     Securities purchased             1,753,500                -         265,295
     Distributions                       27,332          274,277               -
     Accrued expenses                    15,586            3,552               -
                             ---------------------------------------------------
Total Liabilities                     1,844,653          288,917         596,911
                             ---------------------------------------------------

Net Assets:
-----------
The Elite Growth & Income Fund
- applicable to 2,733,219 shares
  outstanding                       $63,800,779
                                 =================
The Elite Income Fund
- applicable to 1,959,119 shares
  outstanding                                       $ 20,186,561
                                                 =================
The Elite New Opportunity Fund
- applicable to 669,682 shares
  outstanding                                                       $  3,471,312
                                                              ==================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (net assets / shares outstanding)
                                    $    23.34         $   10.30         $  5.18
                                ===============================================

At March 31, 2002 the components of net assets were as follows:

Paid-in capital                 $    41,236,849   $  19,737,700     $  5,981,569
Accumulated net realized gain
  (loss) on investments               7,951,714         251,412      (2,159,382)
Undistributed net investment
  income (deficit)                       18,452        (15,300)         (61,067)
Net unrealized appreciation
  (depreciation)                     14,593,764         212,749        (289,808)
                               -------------------------------------------------
Net Assets                      $    63,800,779   $  20,186,561     $  3,471,312
                               =================================================
See Notes to Financial Statements

********************************************************************************

STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2002
(Unaudited)

                                  The Elite Growth   The Elite    The Elite New
                                  and Income Fund   Income Fund  Opportunity Fund
                                 ------------------------------------------------
Investment Income:
------------------
Income:
  Interest                          $     8,768     $   608,587      $     1,446
  Dividends                             472,224          17,269            3,050
                            ----------------------------------------------------
  Total Income                          480,992         625,856            4,496
                            ----------------------------------------------------
Expenses:
  Investment management fee             303,277          70,376           28,047
  Transfer agent fees                    31,706          13,889           11,903
  Custodian fees                          9,114           3,866            3,138
  Professional fees                      11,786           3,369            4,626
  Trustee fees and expenses              14,720           2,560              960
  Recordkeeping services                 22,409           5,494           15,284
  Shareholder reports                     4,146           1,156              258
  Dividend expense on securities sold short   -               -              120
  Registration fees and other            24,401               -            6,782
                            ----------------------------------------------------
  Total Expenses                        421,559         100,710           71,118
Fees paid indirectly (Note 5)          (13,289)         (2,500)          (4,593)
Fees paid by manager (Note 4)                 -         (5,352)            (962)
                            ----------------------------------------------------
  Net Expenses                          408,270          92,858           65,563
                            ----------------------------------------------------
  Net Investment Income (loss)           72,722         532,998          (61,067)
                            ----------------------------------------------------

Realized and Unrealized Gain (Loss)on Investment Securities and Options Contracts

Net realized gain (loss):
  Investment securities               7,524,995         401,457      (1,284,797)
  Expired and closed covered call
     options written (Note 3)           426,719               -         (56,296)
                             ---------------------------------------------------
  Net realized gain (loss) on investment
    securities and option contracts   7,951,714         401,457      (1,341,093)
                             ---------------------------------------------------
  Net increase (decrease) in
    unrealized appreciation of
    investment securities           (4,512,399)        (759,852)       1,314,914
                             ---------------------------------------------------
  Net increase (decrease) in
    net assets resulting from
    operations                    $   3,512,037      $   174,603      $ (87,246)
                             ===================================================
See Notes to Financial Statements

********************************************************************************

STATEMENT OF CHANGES IN NET ASSETS
The Elite Growth and Income Fund
(Unaudited)

                                          Six Months Ended         Year Ended
                                           March 31, 2002         September 30,
                                            (Unaudited)               2001
                  --------------------------------------------------------------
Operations:
-----------
Net investment income                            $   72,722           $  153,507
Net realized gain on investment
  securities and options contracts                7,951,714            3,423,764
Net decrease in unrealized
  appreciation of investment securities         (4,512,399)         (10,885,817)
                                     -------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                      3,512,037          (7,308,546)

Distributions to Shareholders:
------------------------------
Distributions from net investment income ($0.02 and
  $0.06 per share, respectively)                   (54,270)            (153,334)
Distribution from net realized gains on investment
  transactions ($0 and $1.39 per share, respectively)     -          (3,563,686)

Capital Share Transactions:
---------------------------
Increase in net assets resulting from capital share
  transactions (a)                                1,391,159            2,970,308
                                     -------------------------------------------
       Total increase (decrease) in net assets    4,848,926          (8,055,258)

Net Assets:
-----------
Beginning of period                              58,951,853           67,007,111
                                     -------------------------------------------
End of period (including undistributed net
  investment income of $18,452 and $0,
  respectively)                                $ 63,800,779         $ 58,951,853
                                     ===========================================

(a) Transactions in capital stock were as follows:

                               Six Months Ended                 Year Ended
                                March 31, 2002                 September 30,
                                 (Unaudited)                        2001
                  --------------------------------------------------------------
                              Shares        Value        Shares           Value
                              ------        -----        ------           -----

Shares sold                  159,533    $ 3,665,446      282,730     $ 7,414,521
Shares issued in reinvestment
  of distributions             1,069         25,762      159,474       3,639,007
               -----------------------------------------------------------------
                             160,602      3,691,208      442,204      11,053,528

Shares redeemed            (100,667)    (2,300,049)    (307,782)     (8,083,220)
               -----------------------------------------------------------------

Net increase                 59,935       1,391,159      134,422       2,970,308
               =================================================================
See Notes to Financial Statements

********************************************************************************

STATEMENT OF CHANGES IN NET ASSETS
The Elite Income Fund
(Unaudited)

                                          Six Months Ended         Year Ended
                                           March 31, 2002         September 30,
                                            (Unaudited)               2001
                  --------------------------------------------------------------
Operations:
-----------
Net investment income                     $     532,998           $    1,053,840
Net realized gain on investment
  securities and options contracts              401,457                   42,568
Net increase (decrease) in unrealized
  appreciation of investment securities       (759,852)                  910,804
                 ---------------------------------------------------------------
Net increase in net assets resulting
  from operations                               174,603                2,007,212

Distributions to Shareholders:
------------------------------
Distribution from net investment income
  ($0.30 and $0.58 per share, respectively).  (576,670)              (1,060,302)

Capital Share Transactions:
---------------------------
Increase in net assets resulting from
  capital share transactions (a)                 28,274                1,326,380
                 ---------------------------------------------------------------
Total increase (decrease) in net assets       (373,793)                2,273,290

Net Assets:
-----------
Beginning of period                          20,560,354               18,287,064
                 ---------------------------------------------------------------
End of period (including undistributed    $  20,186,561           $   20,560,354
  net investment income (deficit) of
  ($15,300) and $28,372, respectively)
                 ===============================================================

(a) Transactions in capital stock were as follows:

                               Six Months Ended                 Year Ended
                                March 31, 2002                 September 30,
                                 (Unaudited)                        2001
                  --------------------------------------------------------------
                              Shares        Value        Shares           Value
                              ------        -----        ------           -----

Shares sold                   193,271   $  2,036,504     412,611    $  4,277,306
Shares issued in reinvestment
  of distributions             27,340        285,434      94,255         971,984
                ----------------------------------------------------------------
                              220,611      2,321,938     506,866       5,249,290

Shares redeemed             (217,398)    (2,293,664)   (380,448)     (3,922,910)
                ----------------------------------------------------------------

Net increase                    3,213   $     28,274     126,418       1,326,380
                ================================================================
See Notes to Financial Statements

********************************************************************************

STATEMENT OF CHANGES IN NET ASSETS
The Elite New Opportunity Fund
(Unaudited)

                                       Six Months Ended           Period Ended
                                        March 31, 2002            September 30,
                                         (Unaudited)                  2001*
                  --------------------------------------------------------------
Operations:
-----------
Net investment loss                      $   (61,067)               $   (60,935)
Net realized loss on investment
  securities and options contracts        (1,341,093)                  (818,289)
Net increase (decrease) in unrealized
  appreciation of investment securities     1,314,914                (1,604,722)
                        --------------------------------------------------------
Net decrease in net assets
  resulting from operations                  (87,246)                (2,483,946)

Capital Share Transactions:
---------------------------
Increase in net assets resulting from
  capital share transactions (a)               11,136                  6,031,368
                        --------------------------------------------------------
Total increase (decrease) in net assets      (76,110)                  3,547,422

Net Assets:
-----------
Beginning of period                         3,547,422                          -
                        --------------------------------------------------------
End of period (Including accumulated $
  net investment deficit of $61,067
  and $0, respectively)                     3,471,312                 $3,547,422
                        ========================================================

(a) Transactions in capital stock were as follows:

                                   Six Months Ended                 Year Ended
                                    March 31, 2002                 September 30,
                                      (Unaudited)                      2001
                  --------------------------------------------------------------
                              Shares        Value        Shares           Value
                              ------        -----        ------           -----

Shares sold                   81,571     $ 473,419       685,950    $  6,132,155

Shares redeemed             (83,219)     (462,283)      (14,620)       (100,787)
                  --------------------------------------------------------------

Net increase (decrease)      (1,648)    $   11,136       671,330    $  6,031,368
                  ==============================================================

* Fund commenced operations January 18, 2001
See Notes to Financial Statements

********************************************************************************

FINANCIAL HIGHLIGHTS
The Elite Growth and Income Fund
For a share outstanding throughout each period
(Unaudited)

                                        Year Ended September 30,

                            2002*     2001      2000     1999     1998      1997
                         -------------------------------------------------------

Net asset value,
beginning of period      $ 22.05   $ 26.39   $ 22.45  $ 21.02  $ 22.25   $ 20.55
                         -------------------------------------------------------

Income from Investment Operations
---------------------------------
  Net investment income     0.03      0.06      0.11     0.18     0.18      0.29
  Net gain (loss) on
    securities (both realized
    and unrealized)         1.28    (2.95)      5.09     1.43    (1.24)     6.15
                         -------------------------------------------------------
      Total from investment operations
                            1.31    (2.89)      5.20     1.61    (1.06)     6.44
                         -------------------------------------------------------

Less Distributions
------------------
  Dividends from net
    investment income     (0.02)    (0.06)     (0.11)   (0.18)   (0.17)   (0.29)
  Distribution from
    capital gains             -     (1.39)     (1.15)       -        -    (4.45)
                         -------------------------------------------------------
      Total Distributions (0.02)    (1.45)     (1.26)   (0.18)   (0.17)   (4.74)
                         -------------------------------------------------------

Net asset value,
  end of period           $23.34    $22.05     $26.39   $22.45   $21.02   $22.25
                         =======================================================

      Total Return         5.94%   (11.07%)    23.24%    7.62%  (4.82%)   34.66%

Ratios / Supplemental Data
--------------------------
  Net asset value, end of
    period (in 000's)    $63,801   $58,952   $67,007   $68,947  $72,271  $67,719
  Ratio of expenses to
    average net assets**  1.37%(a)** 1.23%     1.27%     1.25%    1.23%    1.30%
  Ratio of net investment
    income to average
    net assets            0.19%(a)** 0.23%     0.45%     0.75%    0.71%    1.41%

  Portfolio turnover     85.47%    121.67%    98.83%   133.11%  138.49%  115.80%

(a)  Annualized

*  Six months ended March 31, 2002

** Ratio reflects fees paid through a directed brokerage arrangement.  The expense ratios for 2002, 2001, 2000, 1999, 1998, and 1997 after reduction of fees paid through the directed brokerage arrangement were 1.33%, 1.19%, 1.11%,
1.12%, 1.15%, and 1.27%, respectively
See Notes to Financial Statements

********************************************************************************

FINANCIAL HIGHLIGHTS
The Elite Income Fund
For a share outstanding throughout each period
(Unaudited)

                                        Year Ended September 30,

                            2002*     2001      2000     1999     1998      1997
                         -------------------------------------------------------

Net asset value,
beginning of period      $ 10.51   $ 10.00   $  9.96  $ 10.72  $ 10.00   $  9.73
                         -------------------------------------------------------

Income from Investment Operations
---------------------------------
  Net investment income     0.28      0.57      0.61     0.59     0.59      0.60
  Net gain (loss) on
    securities (both realized
    and unrealized)        (0.19)     0.52      0.02    (0.76)    0.72      0.27
                         -------------------------------------------------------
      Total from investment operations
                            0.09      1.09      0.63    (0.17)    1.31      0.87
                         -------------------------------------------------------

Less Distributions
------------------
  Dividends from net
    investment income     (0.30)    (0.58)     (0.59)   (0.59)   (0.59)   (0.60)
                         -------------------------------------------------------
      Total Distributions (0.30)    (0.58)     (0.59)   (0.59)   (0.59)   (0.60)
                         -------------------------------------------------------

Net asset value,
  end of period           $10.30    $10.51     $10.00   $ 9.96   $10.72   $10.00
                         =======================================================

      Total Return          .86%    11.10%      6.51%   (1.62%)  13.44%    9.20%

Ratios / Supplemental Data
--------------------------
  Net asset value, end of
    period (in 000's)    $20,187   $20,560   $18,287   $25,902  $30,841  $16,312
  Ratio of expenses to
    average net assets    0.99%(a)** 0.96%**   1.02%**   0.95%**  0.92%    0.96%
  Ratio of net investment
    income to average
    net assets            5.17%(a)** 5.60%     5.78%     5.60%    5.63%    6.01%

  Portfolio turnover     37.03%      6.03%     5.55%    33.01%   21.41%   37.60%

(a)  Annualized

*  Six months ended March 31, 2002

**Ratio reflects expenses prior to reimbursement from manager and includes fees paid through a directed brokerage agreement.  Expense ratio after reimbursement and reduction of fees paid through a directed brokerage agreement was 0.91%,
0.84%, 0.95% and 0.86% for 2002, 2001, 2000 and 1999, respectively.
See Notes to Financial Statements

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FINANCIAL HIGHLIGHTS
The Elite New Opportunity Fund
For a share outstanding throughout each period
(Unaudited)

                                          Six Months Ended    Period Ended
                                          March  31, 2002    September 30, 2001*
                                            (Unaudited)
                                           --------------    --------------

Net asset value, beginning of period         $ 5.28             $ 10.00
                                           --------------    --------------

Income from Investment Operations
---------------------------------
  Net investment income                       (0.09)             (0.09)
  Net gain (loss) on securities
    (both realized and unrealized)            (0.01)             (4.63)
                                           --------------    --------------
    Total from investment operations          (0.10)             (4.72)
                                           --------------    --------------

Net asset value, end of period                $ 5.18            $ 5.28
                                           ==============    ==============

             Total Return                     (1.89%)          (47.20%)

Ratios / Supplemental Data
--------------------------
  Net asset value, end of period (in 000's)    3,471             3,547
  Ratio of expenses to average net assets      3.77% (a)**       3.01% (a)**
  Ratio of net investment loss to
    average net assets                       (3.33%) (a)**     (2.21%) (a)

  Portfolio turnover                         195.54%           156.76%

(a) Annualized

* Fund commenced operations on January 18, 2001

**Ratio reflects expenses prior to reimbursement from manager and includes fees paid through a directed brokerage agreement.  Expense ratio after reimbursement and reduction of fees paid through a directed brokerage agreement was 2.97% and
2.85 for the six months ending March 31, 2002 and the period ending September
30, 2001, respectively.
See Notes to Financial Statements

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NOTES TO FINANCIAL STATEMENTS
March 31, 2002
(Unaudited)

Note 1 - Organization

The Elite Growth and Income Fund, The Elite Income Fund, and The Elite New Opportunity Fund (the “Funds”) are three series of shares of beneficial interests of The Elite Group (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in Massachusetts as a business trust on August 8, 1986. The Trust is authorized to issue an unlimited number of no par shares of beneficial interest of any number of series. Currently, the Trust has authorized only the three series above. The Elite Growth & Income Fund’s investment objective is to maximize total returns through an aggressive approach to the equity and debt securities markets. The Elite Income Fund’s investment objective is to achieve the highest income return obtainable over the long term commensurate with investments in a diversified portfolio consisting primarily of investment grade debt securities. The Elite New Opportunity Fund’s investment objective is to seek capital appreciation.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price. Securities which are traded over-the counter are valued at the bid price. Securities for which reliable quotations are not readily available are valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees.

B. Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all its taxable income to its shareholders. Therefore no federal income tax provision is required.

As of September 30, 2001 for Federal Income tax purposes, the Elite Income Fund had $137,892 of capital loss carryovers, expiring September 30, 2009, which may be applied against future net taxable gain of each succeeding year until the earlier of its utilization or its expiration.

C. Option Accounting Principles (The Elite Growth & Income Fund and the Elite New Opportunity Fund) - When the Fund sells an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is marked-to-market to reflect the current market value of the options written. The current market value of a traded option is the last sale price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium received. The Elite Growth & Income Fund and the Elite New Opportunity Fund as a writer of an option may have no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

D. Cash Equivalent - Consists of investment in mutual fund money market accounts.

E. Other - As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for post - October losses. Interest income and estimated expenses are accrued daily.

F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Note 3 - Purchases and Sales of Securities

For the six months ended March 31, 2002, purchases and sales of securities, other than options and short-term notes were as follows:
                                                 Purchases              Sales
                                                -----------          -----------
The Elite Growth and Income Fund                $52,242,967          $52,444,449
The Elite Income Fund                            $7,678,893           $7,206,748
The Elite New Opportunity Fund                   $6,805,076           $8,266,514

For The Elite Growth and Income Fund, transactions in covered call options written were as follows:

                                            Number of Contracts*       Premiums
                                           ---------------------    ------------
Options outstanding on September 30, 2001             4,220           $1,239,670
Options written                                      13,090            4,316,272
Options terminated in closing purchase transactions (11,590)         (3,789,501)
Options exercised                                         -                    -
Options expired                                        (420)           (204,155)
                                                --------------------------------
Options outstanding on March 31, 2002                 5,300           $1,562,286
                                                ================================
* Each contract represents 100 shares of common stock

For The Elite New Opportunity Fund, transactions in covered call options written were as follows:

                                           Number of Contracts*       Premiums
                                           ---------------------    ------------
Options outstanding on September 30, 2001               160          $    62,357
Options written                                         310               83,003
Options terminated in closing purchase transactions   (250)             (91,574)
Options exercised                                     (110)             (20,645)
Options expired                                       (110)             (33,141)
                                                --------------------------------
Options outstanding on March 31, 2002                     -          $         -
                                                ================================
* Each contract represents 100 shares of common stock

Note 4 - Investment Management Fee and Other Transactions with Affiliates

The Funds retain McCormick Capital Management Inc. as their Investment Manager. Under an Investment Management Agreement, the Investment Manager furnishes each Fund with investment advice, office space and salaries of non-executive personnel needed by the Funds to provide general office services. As compensation for its services, the Manager is paid a monthly fee based upon the average daily net assets of each Fund. For The Elite Growth & Income Fund, The Elite Income Fund, and The Elite New Opportunity Fund, the rates are 1%, 7/10 of 1%, and 1.5%, respectively, up to $250 million; 3/4 of 1%, 5/8 of 1%, and 1.25% over $250 million up to $500 million; and ½ of 1%, ½ of 1% and ¾ of 1% respectively, over $500 million for each Fund.

The Manager may voluntarily reimburse a portion of the operating expenses of a Fund for any fiscal year (including management fees, but excluding taxes, interest and brokerage commissions). Voluntary reimbursements may cease at any time without prior notice.

Note 5 - Directed Brokerage Arrangement

In an effort to reduce the total expenses of the Funds, a portion of the operating expenses may be paid through an arrangement with a third-party broker-dealer who is compensated through commission trades. Payment of the operating expenses by the broker-dealer, is based on a percentage of commissions earned. Expenses paid under this arrangement during the six months ended March 31, 2002 were $13,289 for the Elite Growth & Income Fund, $2,500 for the Elite Income Fund, and $4,593 for the Elite New Opportunity Fund.

Note 6 - Concentration

Although the funds have a diversified investment portfolio, there are certain credit risks due to the manner in which the portfolio is invested, which may subject the funds more significantly to economic changes occurring in certain industries or sectors. The Elite Growth & Income Fund has investments in excess of 10% in consumer goods, energy, financial intermediaries, health care goods and services, and technology and telecommunications industries. The Elite Income Fund has investments in excess of 10% in the electric and gas utilities and financial industries. The Elite Income Fund has investments in excess of 10% in the energy, financial intermediaries, and technology and telecommunications industries.

********************************************************************************